Segments (Narrative) (Details) $ in Thousands		1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 31, 2016 reporting_unit	Feb. 29, 2016 reporting_unit	Feb. 29, 2016 operating_segment	Sep. 30, 2016 USD ($) operating_segment	Jun. 30, 2016 reporting_unit	Jun. 30, 2016 USD ($)	Jun. 30, 2016 operating_segment	Jun. 30, 2015 operating_segment
Segment Reporting Information [Line Items]
Number of operating segments (in operating segment)	1	3	3	3	3		3	1
DDGG
Segment Reporting Information [Line Items]
Transfers to DDGG subsidiary				$ 736		$ 857
Purchase price commitment				$ 500		$ 500